Note 17 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	November 30, 2012	November 30, 2011	November 30, 2010
	$	$	$

Revenue
United States	107,091	501,814	1,459,385
	107,091	501,814	1,459,385

Total assets
Canada	2,474,878	6,247,228	3,267,706

Total property and equipment
Canada	1,535,703	951,914	925,554